Loans and Borrowings - Summary of Reconciliation of Movements of Liabilities to Cash Flows from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 14,868		$ 12,153
Changes from financing cash flows
Proceeds from issuance of CRPS	463		1,389
Proceeds from bank loans	1,980		8
Payment of bank loans	(176)		(106)
Payment of lease liabilities	(24)		(30)
Interest paid	(108)		(17)
Total changes from financing cash flows	2,135		1,244
Effect of changes in foreign exchange rates	(5)		(2)
Other changes
Issuance of CRPS			4
Recognition of lease liabilities	106		24
Derecognition of lease liabilities		[1]	(5)
Secured bank loans for asset acquisition	20		17
Interest expense	1,701		1,433
CRPS converted to GHL ordinary shares	(16,650)
Total liability-related other changes	(14,823)		1,473
Balance at December 31	2,175		14,868
Convertible redeemable preference shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	10,767		8,256
Changes from financing cash flows
Proceeds from issuance of CRPS	436		1,091
Proceeds from bank loans	0		0
Payment of bank loans	0		0
Payment of lease liabilities	0		0
Interest paid	0		0
Total changes from financing cash flows	436		1,091
Effect of changes in foreign exchange rates	0		0
Other changes
Issuance of CRPS			4
Recognition of lease liabilities	0		0
Derecognition of lease liabilities	0		0
Secured bank loans for asset acquisition	0		0
Interest expense	1,570		1,416
CRPS converted to GHL ordinary shares	(12,773)
Total liability-related other changes	(11,203)		1,420
Balance at December 31	0		10,767
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	212		296
Changes from financing cash flows
Proceeds from issuance of CRPS	0		0
Proceeds from bank loans	60		8
Payment of bank loans	(151)		(106)
Payment of lease liabilities	0		0
Interest paid	(23)		(14)
Total changes from financing cash flows	(114)		(112)
Effect of changes in foreign exchange rates	(3)		(3)
Other changes
Issuance of CRPS			0
Recognition of lease liabilities	0		0
Derecognition of lease liabilities	0		0
Secured bank loans for asset acquisition	20		17
Interest expense	23		14
CRPS converted to GHL ordinary shares	0
Total liability-related other changes	43		31
Balance at December 31	138		212
Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0		0
Changes from financing cash flows
Proceeds from issuance of CRPS	0		0
Proceeds from bank loans	1,920		0
Payment of bank loans	(25)		0
Payment of lease liabilities	0		0
Interest paid	(83)		0
Total changes from financing cash flows	1,812		0
Effect of changes in foreign exchange rates	(1)		0
Other changes
Issuance of CRPS			0
Recognition of lease liabilities	0		0
Derecognition of lease liabilities	0		0
Secured bank loans for asset acquisition	0		0
Interest expense	103		0
CRPS converted to GHL ordinary shares	0
Total liability-related other changes	103		0
Balance at December 31	1,914		0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	39		49
Changes from financing cash flows
Proceeds from issuance of CRPS	0		0
Proceeds from bank loans	0		0
Payment of bank loans	0		0
Payment of lease liabilities	(24)		(30)
Interest paid	(2)		(3)
Total changes from financing cash flows	(26)		(33)
Effect of changes in foreign exchange rates	(1)		1
Other changes
Issuance of CRPS			0
Recognition of lease liabilities	106		24
Derecognition of lease liabilities		[1]	(5)
Secured bank loans for asset acquisition	0		0
Interest expense	5		3
CRPS converted to GHL ordinary shares	0
Total liability-related other changes	111		22
Balance at December 31	123		39
Equity component of convertible redeemable preference shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	3,850		3,552
Changes from financing cash flows
Proceeds from issuance of CRPS	27		298
Proceeds from bank loans	0		0
Payment of bank loans	0		0
Payment of lease liabilities	0		0
Interest paid	0		0
Total changes from financing cash flows	27		298
Effect of changes in foreign exchange rates	0		0
Other changes
Issuance of CRPS			0
Recognition of lease liabilities	0		0
Derecognition of lease liabilities	0		0
Secured bank loans for asset acquisition	0		0
Interest expense	0		0
CRPS converted to GHL ordinary shares	(3,877)
Total liability-related other changes	(3,877)		0
Balance at December 31	$ 0		$ 3,850

[1]	Amount less than $1 million